Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Oct. 21, 2020
Property, Plant and Equipment [Line Items]
FSD insured amonut | ¥			¥ 500,000
FDIC insured amount	$ 250,000
Cash and restricted cash uninsured
Impairment of long lived assets	$ 0	$ 0
Corporate tax rate	21.00%	21.00%
Value added tax rate	13.00%	13.00%
Number of operating segments | Segment	2	2
Number of reporting segments | Segment	2	2
State Administration of Taxation, China [Member]
Property, Plant and Equipment [Line Items]
Corporate tax rate	25.00%
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life				50 years
Minimum [Member] | Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years		15 years
Maximum [Member] | Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years		50 years
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years		50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	47 years		47 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years		3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	36 years		36 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years		4 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years		4 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years		10 years
Shanghai Xinsen Import and Export Co Ltd [Member] | XingxiuHua [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	90.00%		90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	90.00%		90.00%
Equity Method Investment, Description of Principal Activities	Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%.
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	70.00%		70.00%